Total revenues and other income (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [abstract]
Schedule of revenues from contracts with customers and other revenues

Revenues from contracts with customers and other revenues
(in USD million)	Note	2025	2024	2023

Crude oil		58,396	58,249	56,861

Natural gas		25,288	22,192	26,386
- European gas		21,220	18,133	23,174
- North American gas		2,067	1,044	1,111
- Other incl LNG		2,001	3,015	2,102

Refined products		10,380	9,242	10,083
Natural gas liquids		7,035	7,751	8,345
Power		2,103	1,882	2,223
Transportation		1,262	1,334	1,425
Other sales		778	649	809

Total revenues from contracts with customers		105,242	101,298	106,132

Taxes paid in-kind		231	300	342
Physically settled commodity derivatives		(131)	284	1,331
Gain/(loss) on commodity derivatives		247	180	(1,041)
Change in fair value of trading inventory		(57)	148	(334)
Other revenues		296	292	418
Total other revenues		586	1,204	716

Revenues		105,828	102,502	106,848

Net income/(loss) from equity accounted investments	15	18	49	(1)
Other income	6	616	1,223	327

Total revenues and other income		106,462	103,774	107,174